SHORT-TERM BANK LOANS	6 Months Ended
Dec. 31, 2019
Short-term Debt [Abstract]
SHORT-TERM BANK LOANS
NOTE
8
 -     SHORT-TERM BANK LOANS
On June 30, 2019, the Company’s short-term bank borrowings consisted of revolving bank loans of $1,909 from several banks, which were subject to an annual interest rate of 4.60%. Some of the short-term loans are secured by the pledge of restricted cash and a building by the Company
with carrying value
s
of
$1,013 and
$939 as of June 30, 2019, respectively.
On December 31, 2019, the Company’s short-term bank borrowings consisted of revolving bank loans of $1,436 from several banks, which were subject to annual interest rates of 4.60%. Some of the short-term loans are secured by the pledge of restricted cash and buildings by the Company
with carrying values of $943 and

$
1,030 as of December 31, 2019, respectively.
For the six months ended December 31, 2018 and 2019, interest expenses on short-term bank loans amounted to $28 and $29, respectively.
As of June 30, 2019, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $265,560, of which $77,911 was utilized and $187,649 is available for use. These lines of credit were secured by the pledge of restricted cash and buildings by the
C
ompany
with carrying value
s
of $13,401 and $3,018, respectively.
As of December 31, 201
9
, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $330,806, of which $71,229 was utilized and $259,577 is available for use. These lines of credit were secured by the pledge of restricted cash and buildings by the Company
with carrying value
s
of $6,668 and $3,007, respectively.